Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Cost of hedging	Currency translation	Retained earnings
Beginning balance at Dec. 31, 2022	£ 14,711	£ 7,060	£ 2,196	£ 6	£ (1,116)	£ 0	£ 2	£ 6,563
Profit after tax	1,596							1,596
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	(11)			(11)
- Cash flow hedges	782				782
- Cost of hedging	0
- Pension remeasurement	(431)							(431)
- Own credit adjustment	(11)							(11)
- Currency translation on foreign operations	0
Total other comprehensive income/(expense) net of tax	329			(11)	782			(442)
Total comprehensive (expense)/income	1,925			(11)	782			1,154
Other	1							1
Dividends on ordinary shares	(1,538)							(1,538)
Dividends on other equity instruments	(133)							(133)
Ending balance at Dec. 31, 2023	14,966	7,060	2,196	(5)	(334)	0	2	6,047
Profit after tax	950							950
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	(11)			(11)
- Cash flow hedges	23				23
- Cost of hedging	0
- Pension remeasurement	(289)							(289)
- Own credit adjustment	(12)							(12)
- Currency translation on foreign operations	0
Total other comprehensive income/(expense) net of tax	(289)			(11)	23			(301)
Total comprehensive (expense)/income	661			(11)	23			649
Issue of other equity instruments	400		400
Repurchase of other equity instruments	(500)		(496)					(4)
Dividends on ordinary shares	(1,295)							(1,295)
Dividends on other equity instruments	(139)							(139)
Ending balance at Dec. 31, 2024	14,093	7,060	2,100	(16)	(311)	0	2	5,258
Profit after tax	1,115							1,115
Other comprehensive income/(expense), net of tax:
- Fair value reserve (debt instruments)	10			10
- Cash flow hedges	547				547
- Cost of hedging	(24)					(24)
- Pension remeasurement	(72)							(72)
- Own credit adjustment	(1)							(1)
- Currency translation on foreign operations	(2)						(2)
Total other comprehensive income/(expense) net of tax	458			10	547	(24)	(2)	(73)
Total comprehensive (expense)/income	1,573			10	547	(24)	(2)	1,042
Issue of other equity instruments	500		500
Repurchase of other equity instruments	(500)		(500)
Other	1							1
Dividends on other equity instruments	(142)							(142)
Ending balance at Dec. 31, 2025	£ 15,525	£ 7,060	£ 2,100	£ (6)	£ 236	£ (24)	£ 0	£ 6,159